Financial Information by Segment	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Financial Information by Segment
Financial Information by Segment
Segment information
The Company's business is organized by its two carbon black product types. For corporate management purposes and all periods presented the Company had “Rubber” and “Specialty” as reportable operating segments. Rubber carbon black is used in the reinforcement of rubber in tires and mechanical rubber goods, Specialties are used as pigments and performance additives in coatings, polymers, printing and special applications.
The following table shows the relative size of the revenue recognized in each of the Company’s reportable segment:

	Three months ended March 31,
	2019	2018
Rubber	66%	65%
Specialty	34%	35%

The senior management team, which is composed of the CEO, CFO and certain other senior management members is the chief operating decision maker (“CODM”). The senior management team monitors the operating segments’ results separately in order to facilitate decisions regarding the allocation of resources and determine the segments’ performance. Orion uses Adjusted EBITDA as the segments' performance measure. The CODM does not review reportable segment asset or liability information for purposes of assessing performance or allocating resources.
Adjustment items are not allocated to the individual segments as they are managed on a group basis.
Segment reconciliation as of and for the three months ended March 31, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Revenues from external customers	$253,128	$131,586	$—	$384,714
Adjusted EBITDA	$35,165	$29,402	$—	$64,567
Corporate Charges	—	—	(5,636)	(5,636)
Depreciation and amortization of intangible assets and property, plant and equipment	(13,765)	(10,330)	—	(24,095)
Excluding equity in earnings of affiliated companies	(137)	—	—	(137)
Income from operations before income taxes and finance costs	21,263	19,072	(5,636)	34,699
Interest and other financial expense, net	—	—	(6,443)	(6,443)
Income tax expense	—	—	(9,439)	(9,439)
Equity in earnings of affiliated companies, net of tax	137	—	—	137
Net income				$18,954
2018
Revenues from external customers	$265,028	$141,671	$—	$406,699
Adjusted EBITDA	$35,656	$40,336	$—	$75,992
Corporate Charges	—	—	(5,720)	(5,720)
Depreciation and amortization of intangible assets and property, plant and equipment	(14,904)	(9,886)	—	(24,790)
Excluding equity in earnings of affiliated companies	(149)	—	—	(149)
Income from operations before income taxes and finance costs	20,603	30,450	(5,720)	45,333
Interest and other financial expense, net	—	—	(8,382)	(8,382)
Income tax expense	—	—	(10,346)	(10,346)
Equity in earnings of affiliated companies, net of tax	149	—	—	149
Net income				$26,754